POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Return (loss) on plan assets (excluding interest income)	$ 281	$ (499)
Change in asset ceiling	40	(33)
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return (loss) on plan assets (excluding interest income)	149	(604)
Change in financial assumptions	(328)	942
Change in demographic assumptions	(8)	0
Effect of experience adjustments	(44)	(36)
Remeasurement (loss) gain, recognized in other comprehensive income and equity	$ (191)	$ 269